Income Tax -Geographic tax expense (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax -geographic Tax Expense Details 2
Hong Kong	$ 1,050		$ (29)
PRC	$ (13)
Others
Total	$ 1,037		$ (29)